Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of income tax [abstract]
Current income taxes	€ (78,366)	€ (50,849)	€ (66,336)
Deferred income taxes	(23,814)	(27,781)	2,923
Income tax expense	€ (102,180)	€ (78,630)	€ (63,413)